Stock Options, Grants and Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Assumptions used to Value Option and Warrant Grants	The assumptions used to value the option and warrant grants are as follows:

2013
Expected life (in years)	2.5 – 5.0
Volatility	73 – 76%
Risk free interest rate	0.46 – 1.32%
Dividend yield	0%

Information with Respect to Stock Options and Warrants Outstanding

Information with respect to stock options and warrants outstanding follows:

	Shares	Average Exercise Price
Outstanding at December 31, 2012	—	$—
Reverse acquisition – warrants	857,241	15.40
Reverse acquisition – options	56,250	13.30
Granted – warrants	866,365	13.26
Granted – options	60,000	4.30
Forfeited – options	(3,750)	40.00

Outstanding at December 31, 2013	1,836,106	$12.91

	Options and Warrants Outstanding			Options and Warrants Exercisable
	Shares Outstanding at 12/31/13	Average Remaining Life (Years)	Average Exercise Price	Shares Outstanding at 12/31/13	Average Exercise Price
$4.00 to $10.00	294,250	4.9	$8.15	254,250	$8.76
$10.01 to $20.00	1,521,856	4.4	13.67	1,520,856	13.67
$20.01 to $40.00	20,000	2.3	24.86	20,000	24.86

Total	1,836,106			1,795,106

Information with respect to Restricted Stock Awards

Information with respect to the Company’s restricted stock awards follows:

Unvested Restricted Stock Awards	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	—	$—
Reverse acquisition	4,375	11.11
Granted	23,000	4.90
Vested	(1,375)	28.80
Forfeited	—	—

Unvested at December 31, 2013	26,000	$4.68